UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Owl Creek Asset Management
           --------------------------------------------------
Address:   640 Fifth Avenue, 20th Floor
           --------------------------------------------------
           New York, NY 10019
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  ________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin, CFO
           --------------------------------------------------

           --------------------------------------------------
Phone:     212 688 2550
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Dan Sapadin         New York, NY                    02/13/2006
     -------------------   ------------------------------  -------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        36
                                               -------------

Form 13F Information Table Value Total:       $795,565
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

                           Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ALTRIA GROUP INC                  COM            02209S103   24,747   331,200 SH        SOLE               331,200    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ALTRIA GROUP INC                  CALL           02209S903   22,416   300,000 SH        SOLE               300,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMERICAN FINL GROUP INC OHIO      COM            025932104   15,324   400,000 SH        SOLE               400,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
BKF CAP GROUP INC                 COM            05548G102   12,395   654,100 SH        SOLE               654,100    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
BRINKS CO                         COM            109696104   44,590   930,700 SH        SOLE               930,700    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CBS CORP NEW                      CL B           124857202   15,272   635,000 SH        SOLE               635,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CHAPARRAL STL CO DEL              COM            159423102   32,644 1,079,135 SH        SOLE             1,079,135    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CONTINENTAL AIRLS INC             CL B           210795308   15,975   750,000 SH        SOLE               750,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ENPRO INDS INC                    COM            29355X107   40,996 1,521,200 SH        SOLE             1,521,200    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
EXELON CORP                       COM            30161N101   31,278   588,600 SH        SOLE               588,600    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FIDELITY NATL TITLE GROUP IN      CL A           31620R105   30,284 1,243,700 SH        SOLE             1,243,700    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FIRST MARBLEHEAD CORP             PUT            320771958    6,112   186,000 SH        SOLE               186,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FEDERAL HOME LN MTG CORP          COM            313400301   15,344   234,800 SH        SOLE               234,800    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
GRUPO TELEVISA SA DE CV           SP ADR REP ORD 40049J206   15,561   193,300 SH        SOLE               193,300    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
IKON OFFICE SOLUTIONS INC         COM            451713101   33,361 3,204,700 SH        SOLE             3,204,700    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
KEARNY FINL CORP                  COM            487169104   11,960   980,300 SH        SOLE               980,300    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
LANDAMERICA FINL GROUP INC        COM            514936103   10,945   175,400 SH        SOLE               175,400    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MASSEY ENERGY CORP                COM            576206106   16,663   440,000 SH        SOLE               440,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MCDONALDS CORP                    COM            580135101   25,357   752,000 SH        SOLE               752,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MI DEVS INC                       CL A SUB VTG   55304X104   40,469 1,177,100 SH        SOLE             1,177,100    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
NEWS CORP                         CL A           65248E104   18,162 1,168,000 SH        SOLE             1,168,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
NOVELIS INC                       COM            67000X106   15,916   761,900 SH        SOLE               761,900    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
OPTIMAL GROUP INC                 CL A NEW       68388R208   17,010   839,600 SH        SOLE               839,600    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PMA CAP CORP                      CL A           693419202   28,923 3,167,900 SH        SOLE             3,167,900    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ROTECH HEALTHCARE INC             COM            778669101   26,613 1,587,900 SH        SOLE             1,587,900    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SPRINT NEXTEL CORP                COM FON        852061100   45,167 1,933,500 SH        SOLE             1,933,500    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TELEWEST GLOBAL INC               COM            87956T107   29,133 1,223,057 SH        SOLE             1,223,057    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TEMPLE INLAND INC                 COM            879868107   46,895 1,045,600 SH        SOLE             1,045,600    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TYCO INTL LTD NEW                 COM            902124106   22,597   783,000 SH        SOLE               783,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
UNITED INDL CORP                  COM            910671106   17,384   420,200 SH        SOLE               420,200    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
UNITED STATES STL CORP NEW        COM            912909108    9,835   204,600 SH        SOLE               204,600    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
UNUMPROVIDENT CORP                COM            91529Y106   16,137   709,300 SH        SOLE               709,300    0         0
--------------------------------- -------------- --------- ----------------- --- ------------------------ -------- ----------------
VIACOM INC NEW                    CL B           92553P201   26,130   635,000 SH        SOLE               635,000    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
WENDYS INTL INC                   COM            950590109   13,970   252,800 SH        SOLE               252,800    0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
